UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22426

Name of Fund:	BlackRock Taxable Municipal Bond Trust (BBN)

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Taxable

              Municipal Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2019

Date of reporting period: 10/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) October 31, 2018	BlackRock Taxable Municipal Bond Trust (BBN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds — 6.5%

Diversified Financial Services — 0.2%
Western Group Housing LP, 6.75%, 03/15/57(a)	$2,480	$2,915,009

Education — 1.4%
George Washington University, Series 2018, 4.13%, 09/15/48	7,191	6,941,893
Wesleyan University, 4.78%, 07/01/16(b)	11,000	10,361,242

		17,303,135
Health Care Providers & Services — 4.9%
AHS Hospital Corp., 5.02%, 07/01/45	1,020	1,086,776
IHC Health Services, Inc., 4.13%, 05/15/48	14,000	13,012,830
Kaiser Foundation Hospitals, 4.15%, 05/01/47	5,457	5,191,663
Montefiore Obligated Group, Series 18-C, 5.25%, 11/01/48	8,193	7,803,267
Ochsner Clinic Foundation, 5.90%, 05/15/45	5,000	5,796,861
PeaceHealth Obligated Group, Series 2018, 4.79%, 11/15/48	5,065	5,070,654
Providence St Joseph Health Obligated Group, 3.93%, 10/01/48	3,053	2,732,832
Toledo Hospital, 5.75%, 11/15/38	20,100	20,762,389

		61,457,272

Total Corporate Bonds — 6.5% (Cost — $84,090,460)		81,675,416

Municipal Bonds — 149.1%

Arizona — 2.2%
Salt River Project Agricultural Improvement & Power District, RB, Build America Bonds, Series A, 4.84%, 01/01/41(b)	25,000	27,278,500

California — 32.4%
Bay Area Toll Authority, RB, Build America Bonds, San Francisco Toll Bridge:
Series S-1, 6.92%, 04/01/40	13,700	17,850,963
Series S-1, 7.04%, 04/01/50	1,920	2,684,486
Series S-3, 6.91%, 10/01/50	14,000	19,475,960
City of San Francisco California, Public Utilities Commission Water Revenue, RB, Build America Bonds, Sub-Series E, 6.00%, 11/01/40(b)	21,255	25,572,103
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, Series B (AGM), 6.60%, 03/01/41(b)	10,000	10,616,400

Security	Par (000)	Value
California (continued)
County of Alameda California Joint Powers Authority, RB, Build America Bonds, Recovery Zone, Series A, 7.05%, 12/01/44(b)	$11,000	$15,091,560
County of Orange California Local Transportation Authority, Refunding RB, Build America Bonds, Series A, 6.91%, 02/15/41	5,000	6,435,450
County of Sonoma California, Refunding RB, Pension Obligation, Series A, 6.00%, 12/01/29	14,345	16,114,025
Los Angeles Community College District California, GO, Build America Bonds, 6.60%, 08/01/42	10,000	13,230,400
Los Angeles Department of Water & Power, RB, Build America Bonds(b):
6.17%, 07/01/40	37,500	39,037,500
7.00%, 07/01/41	17,225	18,153,428
Metropolitan Water District of Southern California, RB, Build America Bonds, Series A, 6.95%, 07/01/40	12,000	12,685,920
Palomar Community College District, GO, Build America Bonds, Series B-1, 7.19%, 08/01/45	7,500	8,001,225
Rancho Water District Financing Authority, RB, Build America Bond, Series A(b):
6.34%, 08/01/20(c)	165	173,905
6.34%, 08/01/40	19,835	20,858,089
Riverside Community College District Foundation, GO, Build America Bonds, Series D-1, 7.02%, 08/01/40	11,000	11,655,490
San Diego County Regional Airport Authority, ARB, Consolidated Rental Car Facility Project, Series B, 5.59%, 07/01/43	4,000	4,303,360
San Diego County Regional Airport Authority, Refunding ARB, Build America Bonds, Sub-Series C, 6.63%, 07/01/40	32,100	33,770,484
State of California, GO, Build America Bonds, Various Purpose:
7.55%, 04/01/39	9,035	12,829,881
7.63%, 03/01/40	8,950	12,683,582
7.60%, 11/01/40	15,000	21,654,450
State of California Public Works Board, RB, Build America Bonds, Series G-2, 8.36%, 10/01/34	18,145	25,874,226
University of California, RB, Build America Bonds (b):
25.95%, 05/15/45	24,000	28,862,640

1

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Taxable Municipal Bond Trust (BBN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
California (continued)
University of California, RB, Build America Bonds(b) (continued):
6.30%, 05/15/50	$27,010	$31,495,821

		409,111,348
Colorado — 3.5%
City & County of Denver Colorado School District No. 1, COP, Refunding, Denver Colorado Public Schools, Series B, 7.02%, 12/15/37	6,000	7,756,740
Regional Transportation District, COP, Build America Bonds, Series B, 7.67%, 06/01/40(b)	23,000	30,859,790
State of Colorado, COP, Build America Bonds, Building Excellent Schools, Series E, 7.02%, 03/15/21(c)	5,000	5,434,600

		44,051,130
District of Columbia — 3.4%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, ARB, Build America Bonds:
Series D, 8.00%, 10/01/47	10,750	14,305,455
Dulles Toll Road Revenue, 7.46%, 10/01/46	9,235	12,804,881
Washington Convention & Sports Authority, Refunding RB, Series C, 7.00%, 10/01/20(c)	15,000	16,134,300

		43,244,636
Florida — 4.5%
City of Sunrise Florida Utility System, Refunding RB, Build America Bonds, Series B, 5.91%, 10/01/35(b)	23,000	23,993,370
County of Miami-Dade Florida Educational Facilities Authority, Refunding RB, Series B, 5.07%, 04/01/50	12,250	12,974,465
County of Pasco Florida Water & Sewer, RB, Build America Bonds, Series B, 6.76%, 10/01/39	1,500	1,545,960
Sumter Landing Community Development District, RB, Taxable Senior Recreational, Series 2016, 4.17%, 10/01/47	2,575	2,478,978
Town of Davie Florida Water & Sewer, RB, Build America Bonds, Series B (AGM), 6.85%, 10/01/40	2,500	2,650,075

Security	Par (000)	Value
Florida (continued)
Village Center Community Development District, Refunding RB, 5.02%, 11/01/36	$13,500	$13,721,400

		57,364,248
Georgia — 5.1%
Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4, Refunding RB, Build America Bonds, Series A:
6.64%, 04/01/57	27,074	29,300,295
6.66%, 04/01/57	20,628	23,890,112
7.06%, 04/01/57	9,997	11,085,273

		64,275,680
Hawaii — 2.5%
University of Hawaii, RB, Build America Bonds, Series B-1, 6.03%, 10/01/40(b)	30,500	31,967,355

Illinois — 16.8%
Chicago Board of Education, GO, Build America Bonds, 6.52%, 12/01/40	9,745	9,026,599
Chicago Transit Authority, RB:
Build America Bonds, Series B, 6.20%, 12/01/40(b)	16,015	19,014,609
Pension Funding, Series A, 6.90%, 12/01/40	4,075	5,090,857
Pension Funding, Series B, 6.90%, 12/01/40	4,900	6,121,521
City of Chicago Illinois, Refunding ARB, O’Hare International Airport, General 3rd Lien, Build America Bonds, Series B:
6.85%, 01/01/38(b)	30,110	31,266,525
6.40%, 01/01/40	1,500	1,889,760
City of Chicago Illinois Wastewater Transmission, RB, Build America Bonds, Series B, 6.90%, 01/01/40(b)	36,000	45,062,280
City of Chicago Illinois Waterworks Transmission, RB, Build America Bonds, 2nd Lien, Series B, 6.74%, 11/01/40	15,250	18,700,923
Illinois Finance Authority, RB, Carle Foundation, Series A, 5.75%, 08/15/34	5,000	5,370,200
Illinois Municipal Electric Agency, RB, Build America Bonds, Series A, 7.29%, 02/01/35	15,000	18,654,750
Northern Illinois Municipal Power Agency, RB, Build America Bonds, Prairie State Project, Series A, 7.82%, 01/01/40	5,000	6,674,150

2

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Taxable Municipal Bond Trust (BBN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Illinois (continued)
State of Illinois, GO, Build America Bonds:
6.73%, 04/01/35	$6,320	$6,630,691
Pension, 7.35%, 07/01/35	35,855	39,029,243

		212,532,108
Indiana — 1.7%
Indiana Finance Authority, RB, Build America Bonds, Series B, 6.60%, 02/01/39	7,900	10,315,820
Indiana Municipal Power Agency, RB, Build America Bonds, Direct Payment, Series A, 5.59%, 01/01/42	10,000	11,299,100

		21,614,920
Kentucky — 1.2%
Westvaco Corp., RB, MeadWestvaco Corp., 7.67%, 01/15/27(a)	13,800	15,607,966

Massachusetts — 0.6%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Build America Bonds, Recovery Zone, Series B, 5.73%, 06/01/40(b)	5,000	5,977,600
Massachusetts HFA, Refunding RB, Series D, 7.02%, 12/01/42	1,225	1,257,083

		7,234,683
Michigan — 1.7%
Michigan State University, RB, Build America Bonds, General, Series A, 6.17%, 02/15/50	5,500	6,343,590
Michigan Tobacco Settlement Finance Authority, RB, Series A, 7.31%, 06/01/34	15,810	15,682,571

		22,026,161
Minnesota — 1.3%
Southern Minnesota Municipal Power Agency, Refunding RB, Build America Bonds, Series A, 5.93%, 01/01/43	8,000	9,214,960
Western Minnesota Municipal Power Agency, RB, Build America Bonds, Series C, 6.77%, 01/01/46	5,000	6,691,400

		15,906,360

Security	Par (000)	Value
Mississippi — 0.5%
Mississippi Development Bank, RB, Build America Bonds, Garvee, Series B, 6.41%, 01/01/40	$5,000	$6,166,400

Missouri — 1.8%
Missouri Joint Municipal Electric Utility Commission, RB, Build America Bonds, Plum Point Project, Series A, 7.73%, 01/01/39(b)	11,000	14,663,990
University of Missouri, RB, Build America Bonds, Curators of the University, Series A, 5.79%, 11/01/41(b)	7,000	8,482,740

		23,146,730
Nevada — 1.1%
City of North Las Vegas Nevada, GO, Build America Bonds, 6.57%, 06/01/40	1,420	1,517,952
County of Clark Nevada Department of Aviation, ARB, Build America Bonds:
Series B, 6.88%, 07/01/42(b)	10,000	10,241,300
Series C, 6.82%, 07/01/45	2,000	2,755,720

		14,514,972
New Jersey — 13.6%
County of Camden New Jersey Improvement Authority, LRB, Build America Bonds, Cooper Medical School of Rowan University Project, Series A, 7.75%, 07/01/34	5,000	5,266,900
New Jersey EDA, RB:
Build America Bonds, Series CC-1, 6.43%, 12/15/35	6,385	6,537,474
Series A (NPFGC), 7.43%, 02/15/29(b)	20,974	25,214,313
New Jersey State Housing & Mortgage Finance Agency, RB, M/F Housing, Series C (AGM), 6.65%, 11/01/44	14,360	14,669,458
New Jersey State Turnpike Authority, RB, Build America Bonds:
Series A, 7.10%, 01/01/41(b)	34,000	45,957,800
Series F, 7.41%, 01/01/40	6,790	9,465,124
New Jersey Transportation Trust Fund Authority, RB, Build America Bonds:
Series B, 6.88%, 12/15/39	12,525	12,718,762
Series C, 5.75%, 12/15/28	4,500	4,914,630

3

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Taxable Municipal Bond Trust (BBN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB, Build America Bonds (continued):
Series C, 6.10%, 12/15/28(b)	$45,900	$47,825,964

		172,570,425
New York — 17.1%
City of New York, GO, Build America Bonds, Sub-Series C-1, 5.82%, 10/01/31(b)	15,000	15,626,850
City of New York Municipal Water Finance Authority, RB, Build America Bonds, 2nd General Resolution, Series DD, 6.45%, 06/15/41	6,300	6,594,021
City of New York Municipal Water Finance Authority, Refunding RB, Build America Bonds, 2nd General Resolution:
Series AA, 5.79%, 06/15/41(b)	25,000	25,908,500
Series CC, 6.28%, 06/15/42(b)	20,000	21,084,200
Series EE, 6.49%, 06/15/42	2,000	2,091,360
Series GG, 6.12%, 06/15/42	2,445	2,541,895
City of New York Transitional Finance Authority, RB, Build America Bonds, Future Tax Secured(b):
Sub-Series B-1, 5.57%, 11/01/38	19,000	21,747,020
Sub-Series C-2, 6.27%, 08/01/39	14,795	15,088,681
County of Nassau New York Tobacco Settlement Corp., Refunding RB, Series A1, 6.83%, 06/01/21	9,231	9,122,468
Metropolitan Transportation Authority, RB, Build America Bonds:
6.67%, 11/15/39	2,220	2,844,442
Series C, 7.34%, 11/15/39(b)	13,245	18,531,477
Series C-1, 6.69%, 11/15/40	13,000	16,669,120
Series E, 6.81%, 11/15/40	6,000	7,706,400
New York State Dormitory Authority, RB, Montefiore Obligated Group, Series B (AGM), 4.95%, 08/01/48	4,450	4,379,601
Port Authority of New York & New Jersey, ARB:
192nd Series, 4.81%, 10/15/65	14,825	15,664,540
Consolidated, 160th Series, 5.65%, 11/01/40	2,750	3,252,397
Consolidated, 168th Series, 4.93%, 10/01/51	3,860	4,200,838
State of New York Dormitory Authority, RB, Build America Bonds, General Purpose, Series H, 5.39%, 03/15/40(b)	15,000	17,261,400
State of New York Dormitory Authority, Refunding RB, Touro College & University, Series B, 5.75%, 01/01/29	6,010	6,119,442

		216,434,652

Security	Par (000)	Value
Ohio — 7.5%
American Municipal Power, Inc., RB, Build America Bonds, Combined Hydroelectric Projects, Series B, 7.83%, 02/15/41	$10,000	$14,013,500
American Municipal Power, Inc., Refunding RB, Build America Bonds, Series B, 6.45%, 02/15/44	10,000	12,367,500
County of Franklin Ohio Convention Facilities Authority, RB, Build America Bonds, 6.64%, 12/01/42(b)	30,575	39,461,318
County of Hamilton Ohio Sewer System Revenue, RB, Build America Bonds, Series B, 6.50%, 12/01/34	7,000	7,229,950
Mariemont City School District, GO, Refunding, Build America Bonds, Series B, 6.55%, 12/01/47(b)	10,055	10,554,030
Ohio University, RB, General Receipts, Athens, 5.59%, 12/01/14(b)	10,100	10,871,337

		94,497,635
Oklahoma — 0.9%
Oklahoma Development Finance Authority, RB, OU Medicine Project, Series C, 5.45%, 08/15/28	6,814	7,040,702
Oklahoma Municipal Power Authority, RB, Build America Bonds, 6.44%, 01/01/45	3,500	4,152,155

		11,192,857
Pennsylvania — 3.2%
Commonwealth Financing Authority, RB, Series A:
Plancon Program, 3.86%, 06/01/38	6,350	5,953,189
4.14%, 06/01/38	6,200	6,036,630
Pennsylvania Economic Development Financing Authority, RB, Build America Bonds, Series B, 6.53%, 06/15/39	23,050	28,192,224

		40,182,043
South Carolina — 1.7%
South Carolina Public Service Authority, RB:
Build America Bonds, Series C, 6.45%, 01/01/50	2,025	2,428,400
South Carolina Public Service Authority, RB (continued):
Build America Bonds, Series F (AGM), 6.45%, 01/01/50	11,290	13,734,624
Santee Cooper, Series F (AGM), 5.74%, 01/01/30	5,000	5,535,000

		21,698,024

4

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Taxable Municipal Bond Trust (BBN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Tennessee — 4.1%
County of Memphis-Shelby Tennessee Industrial Development Board, Refunding, Tax Allocation Bonds, Subordinate Tax Increment, Series C, 7.00%, 07/01/45	$5,800	$5,883,056
Metropolitan Government of Nashville & Davidson County Convention Center Authority, RB, Build America Bonds, Series A2, 7.43%, 07/01/43	35,105	45,672,307

		51,555,363
Texas — 8.4%
City of Austin Texas, RB, Travis, Williams and Hays Counties, Rental Car Specialty Facilities, 5.75%, 11/15/42	10,000	10,526,600
City of San Antonio Texas Customer Facility Charge Revenue, RB, 5.87%, 07/01/45	7,500	7,687,800
City of San Antonio Texas Public Service Board, RB, Build America Bonds, Electric & Gas Revenue, Series A, 6.17%, 02/01/41(b)	19,000	19,688,370
City of San Antonio Texas Public Service Board, Refunding RB, Build America Bonds, Electric & Gas Revenue, Series B, 6.31%, 02/01/37(b)	35,000	36,372,700
County of Bexar Texas Hospital District, GO, Build America Bonds, 5.41%, 02/15/40	13,000	13,303,160
Dallas Area Rapid Transit, RB, Build America Bonds, Senior Lien, Series B, 5.02%, 12/01/48	2,500	2,826,650
Katy Texas ISD, GO, Build America Bonds, School Building, Series D, 6.35%, 02/15/41(b)	5,000	5,195,400
North Texas Municipal Water District, RB, Build America Bonds, Series A, 6.01%, 09/01/40	10,000	10,427,600

		106,028,280
Utah — 3.4%
County of Utah Utah, RB, Build America Bonds, County Excise Tax Revenue, Recovery Zone, Series C, 7.13%, 12/01/39	11,800	12,253,002

Security	Par (000)	Value
Utah (continued)
Utah Transit Authority, RB, Build America Bonds, Subordinated, 5.71%, 06/15/40(b)	$26,405	$30,898,867

		43,151,869
Virginia — 2.7%
Tobacco Settlement Financing Corp., Refunding RB, Series A-1, 6.71%, 06/01/46	34,895	33,995,058

Washington — 1.6%
Washington State Convention Center Public Facilities District, RB, Build America Bonds, Series B, 6.79%, 07/01/40	16,100	19,826,184

West Virginia — 4.6%
West Virginia Tobacco Settlement Finance Authority, RB, Series A, 7.47%, 06/01/47	39,630	38,802,526
West Virginia United Health System Obligated Group, Series 2018, 4.92%, 06/01/48	20,000	19,578,551

		58,381,077

Total Municipal Bonds — 149.1% (Cost — $1,682,233,259)		1,885,556,664

Total Long-Term Investments — 155.6% (Cost — $1,766,323,719)		1,967,232,080

	Shares
Short-Term Securities — 0.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.07%(d)(e)	6,679,372	6,679,372

Total Short-Term Securities — 0.5% (Cost — $6,679,372)		6,679,372

Total Investments — 156.1% (Cost — $1,773,003,091)		1,973,911,452
Liabilities in Excess of Other Assets — (56.1)%		(709,305,954)

Net Assets Applicable to Common Shares — 100.0%		$1,264,605,498

5

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Taxable Municipal Bond Trust (BBN)

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(c)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Annualized 7-day yield as of period end.
(e)

During the period ended October 31, 2018, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/18	Net Activity	Shares Held at 10/31/18	Value at 10/31/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	10,666,421	(3,987,049)	6,679,372	$6,679,372	$45,832	$—	$—

(a)	Includes net capital gain distributions, if applicable.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations
AGM	Assured Guaranty Municipal Corp.
ARB	Airport Revenue Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation Bonds
HFA	Housing Finance Agency
ISD	Independent School District
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
RBC Capital Markets LLC	2.80%	06/18/18	Open	$36,750,000	$37,110,099	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	2.80	06/18/18	Open	33,862,500	34,194,306	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	2.80	06/18/18	Open	23,858,738	24,092,520	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	2.80	06/18/18	Open	32,045,000	32,358,997	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	2.80	06/18/18	Open	27,240,000	27,506,914	Municipal Bonds	Open/Demand
Barclays Capital, Inc.	2.70	06/25/18	Open	14,025,000	14,147,271	Municipal Bonds	Open/Demand
Barclays Capital, Inc.	2.70	06/25/18	Open	25,625,000	25,848,400	Municipal Bonds	Open/Demand

6

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Taxable Municipal Bond Trust (BBN)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Barclays Capital, Inc.	2.70%	06/25/18	Open	$4,887,500	$4,930,110	Municipal Bonds	Open/Demand
Barclays Capital, Inc.	2.70	06/25/18	Open	16,450,000	16,593,412	Municipal Bonds	Open/Demand
Barclays Capital, Inc.	2.70	06/25/18	Open	19,636,650	19,807,843	Municipal Bonds	Open/Demand
Barclays Capital, Inc.	2.70	06/25/18	Open	22,425,000	22,620,502	Municipal Bonds	Open/Demand
Barclays Capital, Inc.	2.70	06/25/18	Open	163,762	165,190	Municipal Bonds	Open/Demand
Barclays Capital, Inc.	2.70	06/25/18	Open	12,325,000	12,432,450	Municipal Bonds	Open/Demand
Barclays Capital, Inc.	2.70	06/25/18	Open	9,137,481	9,217,142	Municipal Bonds	Open/Demand
Barclays Capital, Inc.	2.70	06/25/18	Open	8,041,250	8,111,354	Municipal Bonds	Open/Demand
Barclays Capital, Inc.	2.70	06/25/18	Open	28,645,013	28,894,741	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc.	2.55	07/25/18	Open	44,193,200	44,480,333	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc.	2.55	07/25/18	Open	29,090,400	29,279,407	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc.	2.55	07/25/18	Open	24,425,000	24,583,695	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc.	2.55	07/25/18	Open	21,071,000	21,207,903	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc.	2.55	07/25/18	Open	29,150,800	29,340,199	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc.	2.55	07/25/18	Open	17,032,500	17,143,164	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc.	2.55	07/25/18	Open	21,160,300	21,297,783	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc.	2.55	07/25/18	Open	20,220,000	20,351,374	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc.	2.55	07/25/18	Open	10,133,000	10,198,836	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc.	2.60	07/25/18	Open	10,801,600	10,873,251	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc.	2.60	07/25/18	Open	18,441,400	18,563,728	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc.	2.55	08/01/18	Open	28,310,000	28,483,084	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc.	2.55	09/10/18	Open	16,629,000	16,687,109	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc.	2.60	09/10/18	Open	9,591,000	9,625,195	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc.	2.60	09/10/18	Open	5,720,000	5,740,393	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc.	2.60	09/10/18	Open	14,093,717	14,143,965	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc.	2.60	09/10/18	Open	9,519,300	9,553,239	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc.	2.60	09/17/18	Open	42,109,200	42,240,089	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc.	2.60	09/17/18	Open	19,440,000	19,500,426	Municipal Bonds	Open/Demand
Barclays Capital, Inc.	2.30	09/19/18	Open	9,377,500	9,402,663	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	2.55	09/20/18	Open	5,820,000	5,837,315	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	2.75	09/28/18	Open	2,872,500	2,879,961	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc.	2.60	10/25/18	Open	13,414,800	13,421,582	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc.	2.60	10/31/18	Open	2,661,600	2,661,792	Municipal Bonds	Open/Demand

				$740,395,711	$745,527,737

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	538	12/19/18	$63,719	$463,137
Long U.S. Treasury Bond	1,167	12/19/18	161,192	6,121,181
5-Year U.S. Treasury Note	108	12/31/18	12,137	94,082

				$6,678,400

7

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Taxable Municipal Bond Trust (BBN)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments (a)	$—	$1,967,232,080	$—	$1,967,232,080
Short-Term Securities	6,679,372	—	—	6,679,372

	$6,679,372	$1,967,232,080	$—	$1,973,911,452

Derivative Financial Instruments (b)
Assets:

Interest rate contracts	$6,678,400	$—	$—	$6,678,400

(a)	See above Schedule of Investments for values in each industry, state or political sub division.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements payable of $745,527,737 is categorized as Level 2 within the disclosure hierarchy.

During the period ended October 31, 2018, there were no transfers between levels.

8

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

               Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Taxable Municipal Bond Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Taxable Municipal Bond Trust

Date: December 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Taxable Municipal Bond Trust

Date: December 19, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Taxable Municipal Bond Trust

Date: December 19, 2018